UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.57%)
CONSUMER DISCRETIONARY – (5.21%)
Automobiles & Components – (1.37%)
3,439,500	Harley-Davidson, Inc.	$97,819,380

Consumer Durables & Apparel – (0.17%)
295,596	Hunter Douglas NV (Netherlands)	11,883,625

Media – (0.69%)
1,414,500	Grupo Televisa S.A., ADR (Mexico)	26,762,340
138,580	Liberty Media - Starz, Series A *	8,991,070
396,500	Walt Disney Co.	13,128,115

		48,881,525

Retailing – (2.98%)
2,630,000	Bed Bath & Beyond Inc. *	114,168,300
2,675,000	CarMax, Inc. *	74,525,500
1,732,250	Liberty Media Corp. - Interactive, Series A *	23,749,148

		212,442,948

	Total Consumer Discretionary	371,027,478

CONSUMER STAPLES – (16.70%)
Food & Staples Retailing – (8.62%)
5,566,700	Costco Wholesale Corp.	358,885,149
8,101,945	CVS Caremark Corp.	254,968,209

		613,853,358

Food, Beverage & Tobacco – (6.71%)
1,735,000	Coca-Cola Co.	101,532,200
5,944,450	Diageo PLC (United Kingdom)	102,345,937
2,034,650	Heineken Holding NV (Netherlands)	89,009,229
517,300	Hershey Co.	24,618,307
622,000	Mead Johnson Nutrition Co.	35,398,020
239,000	Nestle S.A. (Switzerland)	12,732,560
1,494,167	Philip Morris International Inc.	83,703,235
945,000	Unilever NV, NY Shares (Netherlands)	28,236,600

		477,576,088

Household & Personal Products – (1.37%)
515,100	Natura Cosmeticos S.A. (Brazil)	13,851,685
1,390,500	Procter & Gamble Co.	83,388,285

		97,239,970

	Total Consumer Staples	1,188,669,416

ENERGY – (15.06%)
4,964,400	Canadian Natural Resources Ltd. (Canada) (a)	171,768,240
41,208,200	China Coal Energy Co. - H (China)	68,088,586
3,095,542	Devon Energy Corp.	200,405,389
2,977,800	EOG Resources, Inc.	276,846,066
2,927,100	Occidental Petroleum Corp.	229,191,930
4,647,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	60,567,128
191,000	Schlumberger Ltd.	11,767,510
831,124	Transocean Ltd. *	53,432,962

	Total Energy	1,072,067,811

FINANCIALS – (27.75%)
Banks – (3.99%)
	Commercial Banks – (3.99%)
11,314,479	Wells Fargo & Co.	284,332,857

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (12.69%)
	Capital Markets – (7.24%)
1,406,707	Ameriprise Financial, Inc.	$66,579,442
7,003,600	Bank of New York Mellon Corp.	183,004,068
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	50,480,160
243,000	Charles Schwab Corp.	3,377,700
2,900,710	GAM Holding Ltd. (Switzerland)*	43,983,696
274,500	Goldman Sachs Group, Inc.	39,687,210
3,527,610	Julius Baer Group Ltd. (Switzerland)	128,410,532

		515,522,808

	Consumer Finance – (4.47%)
7,572,500	American Express Co.	318,272,175

	Diversified Financial Services – (0.98%)
197,770	JPMorgan Chase & Co.	7,529,104
1,615,100	Moody's Corp.	40,345,198
289,500	Visa Inc., Class A	21,498,270

		69,372,572

		903,167,555

Insurance – (10.14%)
	Insurance Brokers – (0.11%)
198,000	Aon Corp.	7,743,780

	Multi-line Insurance – (3.87%)
82,850	Fairfax Financial Holdings Ltd. (Canada)	33,666,926
39,220	Fairfax Financial Holdings Ltd., 144A (Canada)(b)(c)	15,971,601
5,962,000	Loews Corp.	225,959,800

		275,598,327

	Property & Casualty Insurance – (5.08%)
1,277	Berkshire Hathaway Inc., Class A *	158,986,500
21,700	Markel Corp. *	7,477,603
9,333,400	Progressive Corp. (Ohio)	194,788,058

		361,252,161

	Reinsurance – (1.08%)
1,511,687	Transatlantic Holdings, Inc.	76,823,933

		721,418,201

Real Estate – (0.93%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	66,403,114

	Total Financials	1,975,321,727

HEALTH CARE – (11.65%)
Health Care Equipment & Services – (3.30%)
901,500	Baxter International Inc.	43,010,565
974,400	Becton, Dickinson and Co.	72,203,040
2,460,000	Express Scripts, Inc. *	119,802,000

		235,015,605

Pharmaceuticals, Biotechnology & Life Sciences – (8.35%)
3,068,100	Johnson & Johnson	190,099,476
5,431,373	Merck & Co., Inc.	199,928,840
8,088,900	Pfizer Inc.	138,886,413
476,000	Roche Holding AG - Genusschein (Switzerland)	65,007,073

		593,921,802

	Total Health Care	828,937,407

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (6.14%)
Capital Goods – (1.01%)
680,600	ABB Ltd., ADR (Switzerland)	$14,374,272
317,500	Lockheed Martin Corp.	22,631,400
942,783	Tyco International Ltd.	34,628,419

		71,634,091

Commercial & Professional Services – (2.61%)
1,020,000	D&B Corp.	75,622,800
4,913,750	Iron Mountain Inc.	109,773,175

		185,395,975

Transportation – (2.52%)
24,449,163	China Merchants Holdings International Co., Ltd. (China)	88,861,931
17,840,000	China Shipping Development Co. Ltd. - H (China)	24,556,629
502,910	Kuehne & Nagel International AG (Switzerland)	60,391,167
1,053,500	LLX Logistica S.A. (Brazil)*	5,765,609

		179,575,336

	Total Industrials	436,605,402

INFORMATION TECHNOLOGY – (5.99%)
Semiconductors & Semiconductor Equipment – (1.61%)
4,215,800	Texas Instruments Inc.	114,416,812

Software & Services – (2.50%)
3,401,000	Activision Blizzard, Inc.	36,798,820
155,300	Google Inc., Class A *	81,655,187
2,439,200	Microsoft Corp.	59,687,224

		178,141,231

Technology Hardware & Equipment – (1.88%)
2,133,300	Agilent Technologies, Inc. *	71,188,221
1,490,200	Hewlett-Packard Co.	62,692,714

		133,880,935

	Total Information Technology	426,438,978

MATERIALS – (6.72%)
140,500	Air Products and Chemicals, Inc.	11,636,210
1,339,500	BHP Billiton PLC (United Kingdom)	42,610,450
883,900	Martin Marietta Materials, Inc.	68,033,783
579,800	Monsanto Co.	27,789,814
159,300	Potash Corp. of Saskatchewan Inc. (Canada)	22,945,572
168,700	Praxair, Inc.	15,226,862
728,187	Rio Tinto PLC (United Kingdom)	42,564,836
6,729,000	Sealed Air Corp.	151,267,920
4,586,630	Sino-Forest Corp. (Canada)*	76,406,685
145,700	Sino-Forest Corp., 144A (Canada)*(b)(c)	2,427,153
462,050	Vulcan Materials Co.	17,058,886

	Total Materials	477,968,171

TELECOMMUNICATION SERVICES – (0.35%)
460,700	America Movil SAB de C.V., Series L, ADR (Mexico)	24,569,131

	Total Telecommunication Services	24,569,131

	TOTAL COMMON STOCK – (Identified cost $4,537,577,551)	6,801,605,521

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.37%)
MATERIALS – (0.24%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada)	$17,295,228

	Total Materials	17,295,228

TELECOMMUNICATION SERVICES – (0.13%)
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	8,980,000

	Total Telecommunication Services	8,980,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $23,365,000)	26,275,228

CORPORATE BONDS – (1.28%)
CONSUMER DISCRETIONARY – (0.87%)
Automobiles & Components – (0.87%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	62,324,585

	Total Consumer Discretionary	62,324,585

MATERIALS – (0.41%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	29,145,825

	Total Materials	29,145,825

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	91,470,410

SHORT TERM INVESTMENTS – (2.60%)
COMMERCIAL PAPER – (0.93%)
30,000,000	Intesa Funding LLC, 0.24%, 10/01/10	30,000,000
30,000,000	Intesa Funding LLC, 0.24%, 10/04/10	29,999,400
6,509,000	UBS Finance Delaware LLC, 0.19%, 10/01/10	6,509,000

	Total Commercial Paper	66,508,400

REPURCHASE AGREEMENTS – (1.67%)
30,219,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $30,219,252
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $30,823,380)	30,219,000
88,604,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $88,605,108
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $90,376,080)	88,604,000

	Total Repurchase Agreements	118,823,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $185,331,400)	185,331,400

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.50%)
12,261,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.32%, 10/01/10, dated 09/30/10, repurchase value of $12,261,109
	(collateralized by: U.S. Government agency obligation in a pooled cash account, 1.00%, 09/23/13, total market value $12,506,220)	12,261,000
23,000,000	Salomon Brothers Securities LLC Joint Repurchase Agreement,
	0.35%, 10/01/10, dated 09/30/10, repurchase value of $23,000,224
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.125%-8.00%, 07/20/22-09/15/40, total market value $23,460,000)	23,000,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $35,261,000)	35,261,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

	Total Investments – (100.32%) – (Identified cost $4,853,534,951) – (d)	$7,139,943,559
	Liabilities Less Other Assets – (0.32%)	(22,708,397)
	Net Assets – (100.00%)	$7,117,235,162

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of September 30, 2010, the Fund had on loan securities valued at $34,600,000; cash of $35,261,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $18,398,754 or 0.26% of the Fund’s net assets as of September 30, 2010.

(c)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $18,398,754 or 0.26% of the Fund's net assets as of September 30, 2010.

(d)	Aggregate cost for federal income tax purposes is $4,880,977,773. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,457,188,097
	Unrealized depreciation	(198,222,311)
	Net unrealized appreciation	$2,258,965,786

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.27%)
CONSUMER DISCRETIONARY – (7.37%)
Automobiles & Components – (0.10%)
2,680	Johnson Controls, Inc.	$81,740

Consumer Durables & Apparel – (2.20%)
45,122	Hunter Douglas NV (Netherlands)	1,814,006

Consumer Services – (3.49%)
6,040	H&R Block, Inc.	78,218
60,900	Yum! Brands, Inc.	2,805,054

		2,883,272

Media – (1.39%)
60,900	Grupo Televisa S.A., ADR (Mexico)	1,152,228

Retailing – (0.19%)
5,670	CarMax, Inc. *	157,966

	Total Consumer Discretionary	6,089,212

CONSUMER STAPLES – (11.59%)
Food & Staples Retailing – (4.25%)
1,730	Costco Wholesale Corp.	111,533
108,060	CVS Caremark Corp.	3,400,648

		3,512,181

Food, Beverage & Tobacco – (7.34%)
48,900	Coca-Cola Co.	2,861,628
31,065	Heineken Holding NV (Netherlands)	1,358,991
9,580	Mead Johnson Nutrition Co.	545,198
24,500	Nestle S.A. (Switzerland)	1,305,221

		6,071,038

	Total Consumer Staples	9,583,219

ENERGY – (5.87%)
9,600	Devon Energy Corp.	621,504
15,500	Occidental Petroleum Corp.	1,213,650
27,600	Tenaris S.A., ADR (Argentina)	1,060,392
30,471	Transocean Ltd. *	1,958,981

	Total Energy	4,854,527

FINANCIALS – (16.51%)
Banks – (2.78%)
	Commercial Banks – (2.78%)
30,100	Banco Santander Brasil S.A., ADS (Brazil)	414,477
9,100	U.S. Bancorp	196,742
67,180	Wells Fargo & Co.	1,688,233

		2,299,452

Diversified Financials – (7.54%)
	Capital Markets – (2.58%)
52,790	Bank of New York Mellon Corp.	1,379,403
53,800	Charles Schwab Corp.	747,820

		2,127,223

	Diversified Financial Services – (4.96%)
295	CME Group Inc.	76,753
89,000	Oaktree Capital Group LLC, Class A	3,070,500
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	953,089

		4,100,342

		6,227,565

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.19%)
	Insurance Brokers – (0.38%)
8,080	Aon Corp.	$316,009

	Property & Casualty Insurance – (4.49%)
9,500	Berkshire Hathaway Inc., Class B *	785,460
8,355	Markel Corp. *	2,879,050
1,620	W. R. Berkley Corp.	43,853

		3,708,363

	Reinsurance – (1.32%)
1,640	Everest Re Group, Ltd.	141,811
830	RenaissanceRe Holdings Ltd.	49,767
17,768	Transatlantic Holdings, Inc.	902,969

		1,094,547

		5,118,919

	Total Financials	13,645,936

HEALTH CARE – (19.12%)
Health Care Equipment & Services – (6.86%)
30,810	Baxter International Inc.	1,469,945
31,605	Becton, Dickinson and Co.	2,341,931
5,285	CareFusion Corp. *	131,279
27,100	IDEXX Laboratories, Inc. *	1,671,528
750	Laboratory Corp. of America Holdings *	58,823

		5,673,506

Pharmaceuticals, Biotechnology & Life Sciences – (12.26%)
66,400	Johnson & Johnson	4,114,144
122,573	Merck & Co., Inc.	4,511,912
87,600	Pfizer Inc.	1,504,092

		10,130,148

	Total Health Care	15,803,654

INDUSTRIALS – (8.09%)
Capital Goods – (4.84%)
32,450	ABB Ltd., ADR (Switzerland)	685,344
97,852	Blount International, Inc. *	1,245,656
7,780	Lockheed Martin Corp.	554,558
45,100	Shaw Group Inc. *	1,513,556

		3,999,114

Commercial & Professional Services – (0.98%)
36,166	Iron Mountain Inc.	807,949

Transportation – (2.27%)
118,300	Clark Holdings, Inc. *	31,941
12,460	Kuehne & Nagel International AG (Switzerland)	1,496,240
11,300	Ryanair Holdings PLC, ADR (Ireland)	348,153

		1,876,334

	Total Industrials	6,683,397

INFORMATION TECHNOLOGY – (20.80%)
Semiconductors & Semiconductor Equipment – (4.24%)
22,200	Altera Corp.	669,552
104,400	Texas Instruments Inc.	2,833,416

		3,502,968

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (12.25%)
98,900	Activision Blizzard, Inc.	$1,070,098
7,759	Google Inc., Class A *	4,079,605
3,000	International Business Machines Corp.	402,420
99,650	Microsoft Corp.	2,438,435
27,400	NetEase.com Inc., ADR (China)*	1,080,656
21,500	SAP AG, ADR (Germany)	1,060,165

		10,131,379

Technology Hardware & Equipment – (4.31%)
39,200	Agilent Technologies, Inc. *	1,308,104
6,972	Cisco Systems, Inc. *	152,687
15,170	Harris Corp.	671,879
34,000	Hewlett-Packard Co.	1,430,380

		3,563,050

	Total Information Technology	17,197,397

MATERIALS – (9.11%)
22,600	Monsanto Co.	1,083,218
12,300	Sherwin-Williams Co.	924,222
36,680	Sigma-Aldrich Corp.	2,214,738
151,100	Sino-Forest Corp. (Canada)*	2,517,109
840,500	Yingde Gases Group Co. Ltd. (China)*	794,044

	Total Materials	7,533,331

TELECOMMUNICATION SERVICES – (0.81%)
9,000	America Movil SAB de C.V., Series L, ADR (Mexico)	479,970
3,758	American Tower Corp., Class A *	192,635

	Total Telecommunication Services	672,605

	TOTAL COMMON STOCK – (Identified cost $73,111,823)	82,063,278

STOCK WARRANTS – (0.45%)
FINANCIALS – (0.45%)
Banks – (0.45%)
	Commercial Banks – (0.45%)
47,600	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	375,564

	TOTAL STOCK WARRANTS – (Identified cost $378,644)	375,564

SHORT TERM INVESTMENTS – (0.24%)
$51,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $51,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $52,020)	51,000
150,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $150,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $153,000)	150,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $201,000)	201,000

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	September 30, 2010 (Unaudited)

	Total Investments – (99.96%) – (Identified cost $73,691,467) – (a)	$82,639,842
	Other Assets Less Liabilities – (0.04%)	30,010
	Net Assets – (100.00%)	$82,669,852

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $74,430,094. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$12,894,788
	Unrealized depreciation	(4,685,040)
	Net unrealized appreciation	$8,209,748

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value
FANNIE MAE – (0.42%)
$114,000	4.75%, 12/15/10	$115,020

	TOTAL FANNIE MAE – (Identified cost $115,020)	115,020

FEDERAL FARM CREDIT BANK – (3.18%)
200,000	4.70%, 10/20/10	200,435
500,000	0.1813%, 10/26/10 (a)	500,000
60,000	5.20%, 02/14/11	61,069
110,000	3.875%, 08/25/11	113,315

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $874,819)	874,819

FEDERAL HOME LOAN BANK – (23.84%)
695,000	4.375%, 10/22/10	696,637
190,000	4.25%, 11/15/10	190,914
1,000,000	0.167%, 11/17/10 (a)	1,000,000
185,000	4.75%, 12/10/10	186,572
280,000	6.10%, 12/13/10	283,233
400,000	3.625%, 12/17/10	402,771
125,000	0.29%, 12/30/10 (b)	124,909
150,000	4.00%, 02/15/11	151,997
320,000	5.00%, 03/11/11	326,483
95,000	1.375%, 04/28/11	95,558
1,000,000	0.24%, 05/06/11 (a)	999,935
100,000	1.375%, 05/16/11	100,581
100,000	0.27%, 05/25/11 (b)	99,823
500,000	0.25%, 05/27/11 (a)	500,000
500,000	0.325%, 05/27/11 (a)	500,000
500,000	0.37%, 06/15/11 (a)	500,000
400,000	0.45%, 09/26/11	400,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,559,413)	6,559,413

FREDDIE MAC – (10.10%)
100,000	4.125%, 10/18/10	100,174
750,000	0.26%, 01/03/11 (b)	749,491
1,100,000	0.3256%, 02/01/11 (a)	1,099,606
500,000	0.593%, 04/01/11 (a)	500,569
89,000	1.625%, 04/26/11	89,615
85,000	0.3547%, 05/04/11 (a)	84,973
30,000	3.50%, 05/05/11	30,551
125,000	0.27%, 06/20/11 (b)	124,754

	TOTAL FREDDIE MAC – (Identified cost $2,779,733)	2,779,733

OTHER AGENCIES – (0.52%)
144,000	Tennessee Valley Authority Strip, 0.4507%, 10/15/10 (b)	143,975

	TOTAL OTHER AGENCIES – (Identified cost $143,975)	143,975

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2010 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value
REPURCHASE AGREEMENTS – (61.74%)
$4,320,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $4,320,036
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $4,406,400)	$4,320,000
12,666,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $12,666,158
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $12,919,320)	12,666,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $16,986,000)	16,986,000

	Total Investments – (99.80%) – (Identified cost $27,458,960) – (c)	27,458,960
	Other Assets Less Liabilities – (0.20%)	54,808
Net Assets – (100.00%)		$27,513,768

(a)
The interest rates on floating rate securities, shown as of September 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $27,458,960.

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("40 Act"), securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2010 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$371,027,478	$6,089,212	$–
Consumer staples	1,188,669,416	9,583,219	–
Energy	1,072,067,811	4,854,527	–
Financials	1,975,321,727	10,951,000	–
Health care	828,937,407	15,803,654	–
Industrials	436,605,402	6,683,397	–
Information technology	426,438,978	17,197,397	–
Materials	477,968,171	7,533,331	–
Telecommunication services	24,569,131	672,605	–
Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	–	10,472,960
Convertible debt securities	26,275,228	–	–
Corporate debt securities	91,470,410	–	–
Equity securities:
Financials	–	3,070,500	–
Short-term securities	185,331,400	201,000	16,986,000
Investment of cash collateral for securities loaned	35,261,000	–	–
Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$7,139,943,559	$82,639,842	$27,458,960

Level 2 to Level 1 transfers*	$781,842,292	$7,721,591	$–

*Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the three months ended September 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 22, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: November 22, 2010